Employee Benefits Obligations (Details) - Schedule of Plan Assets Comprise - Plan assets [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Plan Assets Comprise [Abstract]
Cash and cash equivalents
Investment property
Fixed assets
Other assets
Total